Capital Southwest Venture Corporation
                          12900 Preston Road, Suite 700
                               Dallas, Texas 75230

(214) 233-8242  Telephone                                     Fax (214) 233-7362


                                            November 20, 1996



Securities and Exchange Commission
450 5th Street, N.W.
Judiciary Plaza
Washington, DC  20549



Gentlemen:

Pursuant to regulations of the Securities and Exchange Commission, submitted for filing on behalf of Capital Southwest Venture Corporation is the Company's Semi-Annual Report, Form N-SAR for Registered Investment Companies, for the period year ended September 30, 1996.

This filing is being effected by direct transmission to the Commission's EDGAR System.

                                                     Sincerely,

                                                     /s/ Susan Patterson
                                                     -----------------------
                                                     Susan Patterson
                                                     Controller
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                                                 FORM N-SAR
                                             SEMI-ANNUAL REPORT
                                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:         09/30/96 (a)
             or fiscal year ending:                  (b)


Is this a transition report? (Y/N)              N
                                             -------


Is this an amendment to a previous filing? (Y/N)        N
                                                     -------
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Those items or sub-items  with a box after the item number should be completed only if the answer has changed from the previous filing on this form.


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1.       A.       Registrant Name:  Capital Southwest Venture Corporation

         B.       File Number:              811-1947

         C.       Telephone Number: (972) 233-8242


2.       A.       Street:                   12900 Preston Road, Suite 700

         B.       City:  Dallas             C.  State:  Texas D.  Zip Code:  75230               Zip Ext:  1314

         E.       Foreign Country:          Foreign Postal Code:


3.       Is this the first filing on this form by Registrant?  (Y/N)                             N
                                                                                       --------------------

4.       Is this the last filing on this form by Registrant?  (Y/N)                              N
                                                                                       --------------------
5.       Is Registrant a small business investment company (SBIC)?  (Y/N)                        Y
                                                                                       --------------------
6.       Is Registrant a unit investment trust(UIT)? (Y/N)                                       N
         [If answer is "Y" (Yes), complete only items 89 through 110.]                 --------------------

7.       A.       Is Registrant a series or multiple portfolio company? (Y/N)                    N
                                                                                       --------------------
                  [If answer is "N" (No), go to item 8.]

         B.       How many separate series or portfolios did Registrant have at the end of the period? -------




SCREEN NUMBER:  01                          PAGE NUMBER:  01                            SEC2100 (5/90)
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                                                                                          If filing more than one
                                                                                          Page 40, "X" box:

For period ending            09/30/96
                            ---------

File Number                  811-1947
                            ---------


FINANCIAL INFORMATION

97.      A.       How many months do the answers to items 97 and 98 cover?                6      Months
                                                                                     -----------

                                                                                For period covered by this form
                                                                                         ($000's omitted)
                                                                                --------------------------------
INCOME
                                                                                             517
         B.       Net interest income __________________________________________        $ ________
                                                                                             627
         C.       Net dividend income __________________________________________        $ ________

         D.       Account maintenance fees _____________________________________        $ ________

         E.       Net other income _____________________________________________        $ ________
EXPENSES

         F.       Gross advisory fees __________________________________________        $ ________

         G.       Gross administrator(s) fees __________________________________        $ ________


                  (Negative answers allowed for 97H through 97S)
         H.       Salaries and other compensation ______________________________       $  ________

         I.       Shareholder servicing agent fees______________________________       $  ________

         J.       Custodian fees _______________________________________________       $  ________

         K.       Postage ______________________________________________________       $  ________

         L.       Printing expenses ____________________________________________       $  ________

         M.       Directors' fees ______________________________________________       $  ________

         N.       Registration fees ____________________________________________       $  ________
                                                                                               6
         O.       Taxes ________________________________________________________       $  ________
                                                                                             431
         P.       Interest _____________________________________________________       $  ________

         Q.       Bookkeeping fees paid to anyone performing this service ______       $  ________
                                                                                               2
         R.       Auditing fees ________________________________________________       $  ________

         S.       Legal fees ___________________________________________________       $  ________






SCREEN NUMBER:  48                          PAGE NUMBER:  40                            SEC2100 (5/90)

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                                                                                          If filing more than one
                                                                                          Page 41, "X" box:

For period ending            09/30/96
                            ---------

File Number                  811-1947
                            ---------


         Expenses (Negative answers allowed on this screen for
           97T through 97W and 97Z only)
                                                                                        For period covered by this form
                                                                                                   ($000's omitted)
                                                                                        -------------------------------

         T.       Marketing/distribution payments including payments pursuant
                  to a Rule 12b-1 plan      _____________________________________________________         $______________

         U.       Amortization of organization expenses__________________________________________         $______________

         V.       Shareholder meeting expenses __________________________________________________         $______________
                                                                                                                 64
         W.       Other expenses ________________________________________________________________         $ _____________
                                                                                                                503
         X.       Total expenses ________________________________________________________________         $ _____________

         Y.       Expense reimbursements ________________________________________________________         $ _____________
                                                                                                                641    *
         Z.       Net investment income  ________________________________________________________         $ _____________

         AA.      Realized capital gains ________________________________________________________         $ _____________

         BB.      Realized capital losses________________________________________________________         $ _____________
                                                                                                              1,650
         CC.      1.  Net unrealized appreciation during the period _____________________________         $ _____________

                  2.  Net unrealized depreciation during the period _____________________________         $ _____________

         DD.      Total income dividends for which record date passed during the period                   $ _____________

         EE.      Total capital gains distributions for which record date passed during the period        $ _____________

98.      Payments per share outstanding during the entire current period:
         A.       Dividends from net investment income ___________________________________________        $ _____________   **
         NOTE:     Show in fractions of a cent if so declared.

         B.       Distributions of capital gains ________________________________________________         $ _____________   **

         C.       Other distributions ___________________________________________________________         $ _____________
         NOTE:  Show in fractions of a cent if so declared.


  *      Negative answer permitted in this field.
 **      Items 98A and 98B should be of the form mn.nnnn (where n = integer).





SCREEN NUMBER:  49                          PAGE NUMBER:  41                            SEC2100 (5/90)

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                                                                                          If filing more than one
                                                                                          Page 42, "X" box:

For period ending            09/30/96
                            ---------

File Number                  811-1947
                            ---------
                                                                                                          As of the end of
                                                                                                     current reporting period
                                                                                                         (000's omitted)
                                                                                                     ------------------------
99.      Assets, liabilities, shareholders' equity:
                                                                                                               664
         A.       Cash ______________________________________________________________________           $ _________

         B.       Repurchase agreements _____________________________________________________           $ _________
                                                                                                             3,839
         C.       Short-term debt securities other than repurchase agreements _______________           $ _________
                                                                                                             4,759
         D.       Long-term debt securities including convertible debt ______________________           $ _________
                                                                                                             4,748
         E.       Preferred, convertible preferred and adjustable rate preferred stock ______           $ _________
                                                                                                            71,778
         F.       Common stock ______________________________________________________________           $ _________

         G.       Options on equities _______________________________________________________           $ _________

         H.       Options on all futures ____________________________________________________           $ _________

         I.       Other investments _________________________________________________________           $ _________

         J.       Receivables from portfolio instruments sold _______________________________           $ _________
                                                                                                               13
         K.       Receivables from affiliated persons _______________________________________           $ _________
                                                                                                               42
         L.       Other receivables _________________________________________________________           $ _________
                                                                                                               54
         M.       All other assets  _________________________________________________________           $ _________
                                                                                                           85,897
         N.       Total assets  _____________________________________________________________           $ _________




















SCREEN NUMBER:  50                          PAGE NUMBER:  42                            SEC2100 (5/90)
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                                                                                          If filing more than one
                                                                                          Page 43, "X" box:
For period ending            09/30/96
                            ---------

File Number                  811-1947
                            ---------

                                                                                                      As of the end of
                                                                                                     current reporting period
                                                                                                   (000's omitted except for
                                                                                                    per share amounts and
                                                                                                     number of accounts)
                                                                                                     -------------------


         O.       Payables for portfolio instruments purchased ______________________________________     $ ___________
                                                                                                                  33
         P.       Amounts owed to affiliated persons ________________________________________________     $ ___________
                                                                                                               5,000
         Q.       Senior long-term debt _____________________________________________________________     $ ___________
                                                                                                               22,141
         R.       All other liabilities _____________________________________________________________     $ ___________

         S.       Senior equity _____________________________________________________________________     $ ___________
                                                                                                               58,723
         T.       Net assets of common shareholders _________________________________________________     $ ___________
                                                                                                                1,000
         U.       Number of shares outstanding ______________________________________________________     $ ___________
                                                                                                                58.72    *
         V.       Net asset value per share (to nearest cent) _______________________________________     $ ___________

         W.       Mark-to-market net asset value per share for money market _________________________
                  funds only (to 4 decimals)                                                              $ ___________  ***
                                                                                                                    1
         X.       Total number of shareholder accounts ______________________________________________     $ ___________

         Y.       Total value of assets in segregated accounts ______________________________________     $ ___________
                                                                                                               57,709
100.     Monthly average net assets during current reporting period ($000's omitted) ________________     $ ___________

101.     Market price per share at end of period ____________________________________________________     $ ___________


   *     Net asset value per share must be of the form nnn.nn (where n = integer).
  **     Value must be of the form nnn.nnnn (where n = integer).











SCREEN NUMBER:  51                          PAGE NUMBER:  43                            SEC2100 (5/90)-
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                                                                                          If filing more than one
                                                                                          Page 44 "X" box:
For period ending            09/30/96
                            ----------

File Number                  811-1947
                            ---------


102.     A.       Is the Registrant filing any of the following attachments with the current
                  filing of Form N-SAR?                                                            Y
                                                                                               ---------
                                                                                                  Y/N

         NOTE: If answer is "Y" (Yes), mark those items below being filed as an attachment to this form or incorporate by reference.

                                                                                                   y
         B.       Matters submitted to a vote of security holders ____________________________ _________
                                                                                                   Y
         C.       Policies with respect to security investments ______________________________ _________

         D.       Legal proceedings___________________________________________________________ _________

         E.       Changes in security for debt _______________________________________________ _________

         F.       Defaults and arrears on senior securities __________________________________ _________

         G.       Changes in control of Registrant____________________________________________ _________

         H.       Terms of new or amended securities _________________________________________ _________

         I.       Revaluation of assets or restatement of capital share account ______________ _________

         J.       Changes in Registrant's certifying accountant ______________________________ _________

         K.       Changes in accounting principles and practices _____________________________ _________

         L.       Mergers ____________________________________________________________________ _________

         M.       Actions required to be reported pursuant to Rule 2a-7 ______________________ _________

         N.       Transactions effected pursuant to Rule 10f-3 _______________________________ _________

         O.       Information required to be filed pursuant to existing exemptive orders _____ _________


Attachment Information (Cont. on Screen 53)













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                                               CAPITAL SOUTHWEST VENTURE CORPORATION
                                                             Form N-SAR
                                              For the period ended September 30, 1996

                                                        File Number 811-1947
                                               _____________________________________

Sub-Item 102.B.   Matters submitted to a vote of security holders
---------------   -----------------------------------------------

The Company's Annual Meeting of Stockholders was held on July 15, 1996, with the following results of elections and approval:


                                                                                                  Votes Cast
                                                                                                  ----------
                                                                                               Against/    Abstentions/
                                                                                   For        Withheld       Non-Votes
                                                                                   ---        --------       ---------

a.   Amendment of the fundamental investment policies of
     Capital Southwest Venture Corporation was approved.                        2,495,155      60,498        1,211,398


Sub-Item 102.C.   Policies with respect to security investments
---------------   ---------------------------------------------

Sub-Item 102.C.   Policies with respect to security investments

The amendment of the  fundamental  investment  policies of Capital  Southwest  Venture  Corporation on July 15, 1996,  affected only paragraph  A.(2) of its  fundamental  investment  policies.  This  paragraph  as it was amended is set forth below with a line drawn through deletions (--deletions--) and a line drawn below additions (additions):
                                                                    ---------

A.(2)  CSVC may borrow  from  Capital  Southwest  Corporation  ("CSC"),  from other  sources  of  capital,  and from the Small
                                                                         ---------------------------------
       Business  Administration  ("SBA") and/or institutional lenders whose loans are guaranteed by SBA, on whatever basis SBA may from time to time establish for lending or providing  guarantees  for  indebtedness  of small  business  investment companies --provided that CSC will not  guarantee  any such  borrowing.-- However, CSVC may not borrow  from any person other than CSC, if CSC has  outstanding  publicly  distributed  senior  securities.--In no event will CSVC borrowing in the aggregate  exceed four times the amount of its paid in capital and surplus.-- All borrowing by CSVC will conform to
                                                                                         -------------------------------------
       the requirements of the 1940 Act and its rules and regulations, as modified by any exemptive orders issued thereunder.
       ----------------------------------------------------------------------------------------------------------------------

       The affirmative vote of the holders of a majority of the Corporation's  outstanding  voting securities  (Common Stock), as such term is defined in the 1940 Act, was required to approve the proposed  amendment to the fundamental  investment policies of CSVC.














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This report is signed on behalf of the Registrant, in the City of Dallas, State of Texas, on the 20th of November, 1996.


                                                     CAPITAL SOUTHWEST VENTURE CORPORATION

                                                                 /s/  Tim Smith
                                                     By:        -----------------------------------------------
                                                                 Tim Smith, Vice President & Secretary-Treasurer

                                                                /s/  William R. Thomas
                                                     Witness:   ------------------------------------------------
                                                                     William R. Thomas, President









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